OTHER ASSETS AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
OTHER ASSETS AND OTHER LIABILITIES [Abstract]
Components of Other Assets and Liabilities
a)	This item consists of the following:

	2021	2020
	S/(000)	S/(000)
Other assets -
Financial instruments:
Receivables (b)	1,524,407	1,307,187
Derivatives receivable (c)	1,661,628	1,214,497
Operations in process (d)	195,875	245,303
Receivables from sale of investments (e)	76,852	271,066
	3,458,762	3,038,053

Non-financial instruments:
Deferred fees (f)	967,622	1,039,557
Investment in associates (g)	658,697	645,886
Investment properties, net (h)	469,113	466,859
Income tax prepayments, net	436,961	303,838
Adjudicated assets, net	136,125	135,089
Improvements in leased premises	65,867	90,146
VAT (IGV) tax credit	50,120	49,364
Others	9,241	9,198
	2,793,746	2,739,937
Total	6,252,508	5,777,990

	2021	2020
	S/(000)	S/(000)
Other liabilities -
Financial instruments:
Accounts payable (i)	2,103,062	1,788,956
Derivatives payable (c)	1,524,761	1,205,213
Salaries and other personnel expenses	825,000	591,541
Allowance for indirect loan losses, Note 7(c)	593,703	536,863
Accounts payable for acquisitions of investments (e)	241,026	260,786
Operations in process (d)	51,763	72,800
Dividends payable (j)	18,880	22,808
	5,358,195	4,478,967
Non-financial instruments:
Provision for sundry risks (k)	614,012	514,382
Taxes	337,511	293,873
Others	211,661	199,937
	1,163,184	1,008,192
Total	6,521,379	5,487,159

Fair Value of Derivative Financial Instruments, Recorded as an Asset or a Liability
The table below shows as of December 31, 2021 and 2020 the fair value of derivative financial instruments, recorded as an asset or a liability, together with their notional amounts and maturities. The nominal amount, recorded gross, is the amount of a derivative’s underlying asset and is the basis upon which the fair value of derivatives is measured.

		2021				2020				2021 and 2020
		Assets	Liabilities	Notional amount	Maturity	Assets	Liabilities	Notional amount	Maturity	Related instruments
		S/(000)	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)
Derivatives held for trading (i) -
Foreign currency forwards		344,780	387,371	28,618,406	January 2022 / June 2023	256,891	257,999	22,030,623	January 2021 / October 2022	–
Interest rate swaps		367,906	320,186	26,878,186	January 2022 / December 2031	600,718	613,624	20,447,415	January 2021 / December 2031	–
Currency swaps		860,170	795,845	15,935,149	January 2022 / January 2033	323,425	181,454	9,095,243	January 2021 / January 2033	–
Foreign exchange options		2,485	3,258	576,398	January 2022 /December 2022	2,673	3,547	426,848	January 2021 / June 2021	–
Futures		19	405	72,165	March 2022 / November 2022	2,694	2,616	32,589	March 2021	–
		1,575,360	1,507,065	72,080,304		1,186,401	1,059,240	52,032,718
Derivatives held as hedges
Cash flow hedges -
Interest rate swaps (IRS)	17(a)(v)	–	1,076	119,610	March 2022	–	2,525	108,630	March 2022	Bonds issued
Interest rate swaps (IRS)	15(b)(ii)	–	–	–	–	–	315	362,100	March 2021	Debt to banks
Interest rate swaps (IRS)	17(a)(viii)	–	–	–	–	–	1,473	253,470	March 2021	Bonds issued
Interest rate swaps (IRS)	15(b)(iv)	–	–	–	–	–	72	181,050	March 2021	Debt to banks
Interest rate swaps (IRS)	15(b)(iii)	–	–	–	–	–	60	181,050	March 2021	Debt to banks
Cross currency swaps (CCS)	17(a)(ii)	36,512	–	199,350	January 2025	5,090	–	181,050	January 2025	Bonds issued
Cross currency swaps (CCS)	5(c)(i)	16,972	–	179,415	August 2026	–	29,001	162,945	August 2026	Repurchase agreements
Cross currency swaps (CCS)	5(c)(ii)	12,845	–	99,675	August 2026	–	11,797	90,525	August 2026	Repurchase agreements
Cross currency swaps (CCS)	6(b)(i)(v)	19,939	4,126	154,635	January 2022 / September 2024	18,224	74,677	487,046	January 2021 / September 2024	Investments (*)
Cross currency swaps (CCS)	17(a)(vi)	–	216	173,215	December 2023	4,782	–	175,345	August 2021	Bonds issued

Fair value hedges -
Interest rate swaps (IRS)	6(b)	–	12,278	636,405	March 2022 / May 2023	–	26,053	628,677	March 2022 / May 2023	Investments (*)
		86,268	17,696	1,562,305		28,096	145,973	2,811,888
		1,661,628	1,524,761	73,642,609		1,214,497	1,205,213	54,844,606

(*)	Corresponds to investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2021 and 2021.

Maturity Analysis for Derivative Financial Instruments

(i)
Held-for-trading derivatives are principally negotiated to satisfy customers’ needs. On the other hand, the Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedge accounting requirements. Fair value of derivatives held for trading classified by contractual maturity is as follows:

	2021						2020
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	193,678	148,219	2,883	–	–	344,780	148,076	108,541	274	–	–	256,891
Interest rate swaps	16,120	25,612	16,117	51,990	258,067	367,906	4,025	25,005	81,209	46,101	444,378	600,718
Currency swaps	61,522	182,002	219,240	137,046	260,360	860,170	12,324	11,499	122,673	36,219	140,710	323,425
Foreign exchange options	1,287	1,198	–	–	–	2,485	379	2,294	–	–	–	2,673
Futures	–	19	–	–	–	19	2,694	–	–	–	–	2,694
Total assets	272,607	357,050	238,240	189,036	518,427	1,575,360	167,498	147,339	204,156	82,320	585,088	1,186,401

	2021						2020
	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	231,022	153,550	2,799	–	–	387,371	145,781	111,956	262	–	–	257,999
Interest rate swaps	13,098	13,481	28,424	40,984	224,199	320,186	12,794	23,211	80,629	64,995	431,995	613,624
Currency swaps	37,410	225,813	211,630	145,507	175,485	795,845	15,122	33,147	86,265	20,344	26,576	181,454
Foreign exchange options	1,102	2,156	–	–	–	3,258	676	2,871	–	–	–	3,547
Futures	405	–	–	–	–	405	2,616	–	–	–	–	2,616
Total liabilities	283,037	395,000	242,853	186,491	399,684	1,507,065	176,989	171,185	167,156	85,339	458,571	1,059,240

Cash Flow Hedges are Expected to Occur and Affect Statement of Income, Net of Deferred Income Tax
A schedule indicating the periods when the current cash flow hedges are expected to occur and affect the consolidated statement of income, net of deferred income tax is presented below:

	2021					2020
	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total	Up to 1 year	From 1 to 3 years	From 3 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cash inflows (assets)	191,962	327,914	496,552	-	1,016,428	1,268,082	229,366	275,235	255,963	2,028,646
Cash outflows (liabilities)	(209,707)	(338,518)	(446,582)	-	(994,807)	(1,347,995)	(274,482)	(265,536)	(236,859)	(2,124,872)
Consolidated statement of income	(461)	(20)	197	-	(284)	(4,939)	(5,314)	(4,969)	(25,891)	(41,113)

Movement of Investment Property
The movement of investment properties is as follows:

	2021			2020
	Own assets
	Land	Buildings	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance at January 1	263,439	250,479	513,918	491,366
Additions (i)	12,068	-	12,068	26,533
Sales (ii)	-	-	-	(233)
Disposals and others	(738)	1,687	949	(3,748)
Ending Period	274,769	252,166	526,935	513,918

Accumulated depreciation
Balance at January 1	–	45,649	45,649	39,027
Depreciation for the period	–	7,302	7,302	7,018
Sales (ii)	–	-	-	(148)
Disposals and others	–	3,461	3,461	(248)
Ending Period	–	56,412	56,412	45,649

Impairment losses (iii)	689	721	1,410	1,410

Net carrying amount	274,080	195,033	469,113	466,859

Land and buildings are mainly used for office rental, which are free of all encumbrances.

(i)
As of December 31, 2021, in order to consolidate the real estate projects, the Group has made disbursements of improvements for S/12.1 million. Among the main disbursements is the IPAE building located in the city of Arequipa for S/5.8 million, Torre Pacifico located in Esquina Tamayo and Juan de Arona in the district of San Isidro, Lima for S/4.3 million and other minor ones for S /2.0 million. As of December 31, 2020, the main additions correspond to the acquisition of land located in the Comas district in the city of Lima for the amount of S/12.5 million. Likewise, in order to consolidate the real estate projects, the Group has made disbursements mainly for the improvements of buildings one of them located in Arequipa for the amount of S/5.1 million, the other located in Trujillo for approximately S/3.8 million and also improvements on the 13th floor of Panorama building located in the district of Santiago de Surco, Lima amounted of S/2.4 million.

(ii)
No sales have been made during the 2021. The amount for sales for the 2020 period is mainly due to the sale of a store N.112 located in the Jr. Huallaga (Lima) building, whose sale value was S/0.08 million (disposal cost amounted to S/0.09 million).

(iii)	The Group’s Management has determined that the recoverable value of its investment properties is greater than their net carrying amount.

Movement of Provision for Sundry Risks
k)	The movement of the provision for sundry risks for the years ended December 31, 2021, 2020 and 2019 was as follows:

	2021	2020	2019
	S/(000)	S/(000)	S/(000)

Balance at the beginning of the year	514,382	359,853	342,350
Provision, Note 29	70,824	140,897	27,272
Increase (decrease), net	28,806	13,632	(9,769)
Balances at the end of the year	614,012	514,382	359,853